Income Tax - Differences in Income Taxes Computed at Netherlands Statutory Rate and Effective Income Tax Rate (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax benefit (expense) computed at statutory rate	$ (1,158)	$ (584)	$ (316)
Non-deductible and non-taxable permanent differences, net	22	4	(1)
Valuation allowance adjustments	140	(2)	11
Effect on deferred taxes of changes in enacted tax rates	6	6	(5)
Current year credits	30	39	40
Other tax and credits	(51)	(22)	(40)
Benefits from tax holidays	60	49	37
Net impact of changes to uncertain tax positions	(12)	(8)	(1)
Earnings of subsidiaries taxed at different rates	443	187	116
Income tax expense	$ (520)	$ (331)	$ (159)